Expense Example - Class ACIS - DWS Strategic High Yield Tax-Free Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 Year	$ 363
3 Years	559
5 Years	772
10 Years	1,383
Class C
Expense Example:
1 Year	267
3 Years	528
5 Years	913
10 Years	1,994
INST Class
Expense Example:
1 Year	65
3 Years	222
5 Years	393
10 Years	887
Class S
Expense Example:
1 Year	65
3 Years	235
5 Years	420
10 Years	$ 953